Shareholders' Equity (Additional Information) (Details)											3 Months Ended			12 Months Ended
	Dec. 26, 2024 USD ($)	Dec. 11, 2024 USD ($) $ / shares shares	Oct. 27, 2024 USD ($) Days $ / shares shares	Sep. 20, 2024 USD ($)	Apr. 23, 2024 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Dec. 22, 2023 shares	Sep. 21, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 18, 2024 shares	Jun. 11, 2024 shares	Sep. 25, 2023 shares
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued								8,500,000			6,951,622			6,951,622		3,250,000	3,250,000	13,562
Share price | $ / shares											$ 630			$ 630
Warrants outstanding														5,467,692	6,854,309
Treasury Stock Common Shares Outstanding											1,458,263			1,716,245	1,716,245
Shares issued, shares											7,142			7,142
Proceeds from issuance of shares under direct offerings | $											$ 0		$ 10,000,000	$ 41,967,000	$ 0
Payment made to Investor | $														8,650,000
Common Stock Issued | $											$ 1,000			1,000	1,000
Repurchase of warrants | $														$ 300,000	$ 0
Preferred stock, shares authorized											45,000,000			45,000,000	45,000,000
Warrant Purchase														7,142
Combined Price Paid | $ / shares						$ 54.74
Clearing expenses | $					$ 15,950
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding											29,057,097			29,057,097	29,057,097
Preference shares issue											29,057,097			29,057,097	29,057,097
Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding											29,057,097
Preference shares issue											45,000,000			45,000,000
Series One Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding															0
Preferred stock, shares authorized															0
Preference shares issue															0
Preferred Stock Dividends, Shares			5,000,000
Preferred Stock, Dividends Per Share, Declared | $ / shares			$ 0.0001
Conversion of Stock, Amount Converted | $			$ 200,000,000
Trading Days | Days			10
Series One Preferred Stock [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Trading Days | Days			15
Hudson Bay [Member]
Shareholders' Equity (Details) [Line Items]
Proceeds from issuance of shares under direct offerings | $									$ 118,600,000
Common Stock Issued | $														$ 500,000
Rodman & Renshaw LLC
Shareholders' Equity (Details) [Line Items]
Common stock sold						168,068
Warrant Purchase						168,068
Public Offering Price | $ / shares						$ 59.5
Rodman & Renshaw LLC | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price of warrant | $ / shares						59.5
Cove Lane [Member]
Shareholders' Equity (Details) [Line Items]
Common Stock Issued | $														$ 300,000
A R Yorkville Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued														18,069
Purchase of stock, percentage														98.00%
Common stock sold														2,770	330,059
Proceeds from sale of common stock | $														$ 200,000	$ 32,300,000
Right to sell maximum number of common stock shares | $										$ 500,000,000				$ 500,000,000
A R Yorkville Purchase Agreement [Member] | Common Stock
Shareholders' Equity (Details) [Line Items]
Shares issued, shares														7,142
B. Riley Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued														7,142
Purchase of stock, percentage														98.00%
Common stock sold															40,415
Proceeds from sale of common stock | $															$ 3,200,000
Right to sell maximum number of common stock shares | $										$ 500,000,000
At-the-Market Sales Agreement
Shareholders' Equity (Details) [Line Items]
Common stock sold											0		2,637	78,975	0
Proceeds from sale of common stock | $													$ 100,000	$ 2,700,000
Proceed's of sale of common shares											3.00%			3.00%
At-the-Market Sales Agreement | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Number sale of common stock shares							170,000,000
Representative Warrants Outstanding
Shareholders' Equity (Details) [Line Items]
Warrants outstanding														470,588
Representative Warrants Outstanding | Other Noncurrent Liabilities
Shareholders' Equity (Details) [Line Items]
Additional paid-in capital | $											$ 300,000			$ 300,000
Registered Direct Offering
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											15,000,000			15,000,000
Exercise price of warrant | $ / shares					$ 38.5
Proceeds from warrant exercises | $	$ 200,000
Registered Direct Offering | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price of warrant | $ / shares					$ 38.5
Registered Direct Offering | Securities Purchase Agreement
Shareholders' Equity (Details) [Line Items]
Gross proceeds from offering | $					$ 15,000,000
Registered Direct Offering | Securities Purchase Agreement | Common Stock
Shareholders' Equity (Details) [Line Items]
Shares issued, shares		753,009			428,572
Registered Direct Offering | Securities Purchase Agreement | Common Stock | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares		753,009			428,572
Warrants
Shareholders' Equity (Details) [Line Items]
Exercise price per share, warrants | $ / shares						$ 74.38
Warrants outstanding											5,467,692			156,220
Warrant Purchase						25,211
Combined Price Paid | $ / shares						$ 54.74
Common stock shares reserved for future issuance						13,446
Public Offering Price Combined						125.00%
Warrants | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price per share, warrants | $ / shares						$ 74.38
Common stock shares reserved for future issuance						13,446
Warrants | Rodman & Renshaw LLC
Shareholders' Equity (Details) [Line Items]
Common stock sold						168,068
Warrant Purchase						168,068
Public Offering Price | $ / shares						$ 59.5
Exercise price of warrant | $ / shares						$ 59.5
Warrants | Warrant Transfer Agreement
Shareholders' Equity (Details) [Line Items]
Exercise price per share, warrants | $ / shares											$ 0.01			$ 0.01
Warrants outstanding											1,000,000			28,572
Warrants | Warrant Transfer Agreement | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding														1,000,000	3,613,383
Warrants | Registered Direct Offering | Securities Purchase Agreement
Shareholders' Equity (Details) [Line Items]
Proceeds from warrant exercises | $		$ 17,000,000
Public Warrants Purchase Common Stock
Shareholders' Equity (Details) [Line Items]
Exercise price per share, warrants | $ / shares											$ 402.5			$ 402.5
Senior Notes [Member]
Shareholders' Equity (Details) [Line Items]
Repurchase of warrants | $											$ 300,000
Legal fees and expenses | $								$ 12,300,000
Closing Penny Warrant [Member] | Senior Notes [Member]
Shareholders' Equity (Details) [Line Items]
Issue of warrants						25,211
Common Warrants | Securities Purchase Agreement
Shareholders' Equity (Details) [Line Items]
Warrants execiseable					428,572						428,572			428,572
Common Warrants | Securities Purchase Agreement | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Warrants execiseable					428,572
Common Warrants | Securities Purchase Agreement | Common Stock
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 20.65			$ 35
Common Warrants | Securities Purchase Agreement | Common Stock | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 20.65			$ 35
Common Warrants | Representative Warrants Outstanding
Shareholders' Equity (Details) [Line Items]
Warrants outstanding														13,446
Common Warrants | Firm Warrants
Shareholders' Equity (Details) [Line Items]
Warrants outstanding														3,803,447
Common Warrants | Firm Warrants | Securities Purchase Agreement
Shareholders' Equity (Details) [Line Items]
Warrant Purchase		50,421
Exercise price of warrant | $ / shares		$ 20.65
Proceeds from warrant exercises | $														$ 1,600,000
Number Of Warrants Exercised												0		59,398
Number Of Warrants Exercised											3,803,447			108,686
Common Warrants | Firm Warrants | Securities Purchase Agreement | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Warrant Purchase		50,421
Exercise price of warrant | $ / shares		$ 20.65
Common Warrants | Registered Direct Offering
Shareholders' Equity (Details) [Line Items]
Warrants execiseable		1,642,871
Common Warrants | Registered Direct Offering | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Warrants execiseable		1,642,871
Common Warrants | Registered Direct Offering | December 2024 RDO Common Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											57,512,958			57,512,958
Warrants execiseable											1,642,871			1,642,871
Common Warrants | Registered Direct Offering | StockBlock Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											131,472
Warrants execiseable											4,601,036			131,472
Common Warrants | Registered Direct Offering | Securities Purchase Agreement
Shareholders' Equity (Details) [Line Items]
Pre-funded warrants to purchase		68,604
Common Warrants | Registered Direct Offering | Securities Purchase Agreement | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Pre-funded warrants to purchase		68,604
Common Warrants | Registered Direct Offering | Securities Purchase Agreement | Common Stock
Shareholders' Equity (Details) [Line Items]
Pre funded warrant per share | $ / shares		$ 20.6499
Common Warrants | Registered Direct Offering | Securities Purchase Agreement | Common Stock | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Pre funded warrant per share | $ / shares		$ 20.6499
Placement Agent Warrants
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											34,286			34,286
Cash fee percentage of gross proceeds paid to placement agents					8.00%
Legal fees and expenses | $					$ 100,000
Placement Agent Warrants | Common Stock
Shareholders' Equity (Details) [Line Items]
Percent of total number of shares issued to agents in the Offering					8.00%
Placement Agent Warrants | Other Noncurrent Liabilities
Shareholders' Equity (Details) [Line Items]
Additional paid-in capital | $					$ 600,000						$ 600,000
Placement Agent Warrants | Registered Direct Offering
Shareholders' Equity (Details) [Line Items]
Warrants outstanding											1,200,000			1,200,000
Exercise price of warrant | $ / shares					$ 43.75
Additional paid-in capital | $	$ 1,300,000
Percent of combined offering exercise price per share					125.00%
Placement Agent Warrants | Registered Direct Offering | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price of warrant | $ / shares					$ 43.75
Placement Agent Warrants | Registered Direct Offering | Common Stock
Shareholders' Equity (Details) [Line Items]
Warrants execiseable					34,286
Placement Agent Warrants | Registered Direct Offering | Common Stock | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Warrants execiseable					34,286
Placement Agent Warrants | Registered Direct Offering | StockBlock Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding														4,601,036
Warrants execiseable														131,472
Treasury Stock [Member]
Shareholders' Equity (Details) [Line Items]
Treasury Stock Common Shares Outstanding											1,458,263			1,716,245
Treasury Stock [Member] | Previously Reported [Member]
Shareholders' Equity (Details) [Line Items]
Treasury Stock Common Shares Outstanding														1,716,245	1,716,245
SPAC Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Repurchase of warrants | $				$ 4,000,000							$ 114,286		$ 114,286,000
Public Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding														5,467,692	6,854,309
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														156,220	195,838
Private Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right														28,572	103,240